FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Liquidity risk management (Details) - Liquidity risk R$ in Thousands, $ in Thousands	Jun. 30, 2022 BRL (R$)	Feb. 08, 2022 USD ($)	Feb. 07, 2022 USD ($)	Feb. 28, 2019 USD ($)
Revolving credit facility
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Maximum borrowing capacity		$ 1,275,000	$ 500,000	$ 500,000
Revolving credit facility | Line of Credit Available until February 2024
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Maximum borrowing capacity		100,000
Revolving credit facility | Line of Credit Available until February 2027
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Maximum borrowing capacity		$ 1,175,000
Credit Limit Opening Agreement ("CALC")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Maximum borrowing capacity | R$	R$ 3,000,000